NET CAPITAL REQUIREMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
NET CAPITAL REQUIREMENTS
NET CAPITAL REQUIREMENTS

NOTE 4. NET CAPITAL REQUIREMENTS

As a broker-dealer, Wilson-Davis is subject to the uniform net capital rule adopted and administered by the SEC. The rule requires maintenance of minimum net capital and prohibits a broker-dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, Wilson-Davis has a minimum requirement based upon the number of securities markets that it maintains. On September 30, 2025 and June 30, 2025, Wilson-Davis’s net capital was $12,281,941 and $11,190,362, respectively, which was $12,031,941 and $10,940,362, respectively, in excess of the minimum required.

NOTE 4. NET CAPITAL REQUIREMENTS

As a broker dealer, Wilson-Davis is subject to the uniform net capital rule adopted and administered by the Securities and Exchange Commission. The rule requires maintenance of minimum net capital and prohibits a broker dealer from engaging in securities transactions at a time when its net capital falls below minimum requirements, as those terms are defined by the rule. Under the alternative method permitted by this rule, net capital shall not be less than the greater of $250,000 or 2% of aggregate debit items arising from customer transactions, as defined. Also, the Wilson-Davis has a minimum requirement based upon the number of securities’ markets that the Company maintains. At June 30, 2025 and 2024, the Company’s net capital was $11,190,362 and $10,437,312, respectively which was $10,940,362 and $10,187,312, respectively in excess of the minimum required.